Pension Plans	12 Months Ended
May 31, 2017
Compensation And Retirement Disclosure [Abstract]
Pension Plans

NOTE L — PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy considers contributions in an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2018, we expect to contribute approximately $1.0 million to the retirement plans in the U.S. and approximately $7.0 million to our foreign plans.  We elected to accelerate our fiscal 2018 planned contribution to the RPM International Inc. Retirement Plan, and therefore contributed approximately $52.8 million to the plan in May 2017.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2017	2016	2015	2017	2016	2015
Service cost	$37,603	$32,808	$30,359	$4,070	$4,061	$4,611
Interest cost	17,323	17,995	20,119	4,614	5,070	7,184
Expected return on plan assets	(25,007)	(25,749)	(24,308)	(7,109)	(7,571)	(8,611)
Amortization of:
Prior service cost	217	234	294	(24)	(2)	39
Net actuarial losses recognized	22,160	16,759	13,890	2,150	1,739	2,004
Curtailment/settlement (gains) losses	-	87		904	57
Net Pension Cost	$52,296	$42,134	$40,354	$4,605	$3,354	$5,227

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2017 and 2016, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Benefit obligation at beginning of year	$589,046	$537,465	$187,064	$191,386
Service cost	37,603	32,808	4,070	4,061
Interest cost	17,323	17,995	4,614	5,070
Benefits paid	(28,587)	(26,932)	(4,977)	(7,078)
Participant contributions			933	830
Plan amendments			(196)	(349)
Plan settlements/curtailments		(272)	(4,546)	(630)
Actuarial (gains)/losses	(23,437)	27,982	16,697	1,778
Acquisitions and transfers
Premiums paid			(109)	(121)
Currency exchange rate changes			(7,666)	(7,883)
Benefit Obligation at End of Year	$591,948	$589,046	$195,884	$187,064
Fair value of plan assets at beginning of year	$314,216	$327,427	$169,464	$176,437
Actual return on plan assets	44,924	(21,742)	21,216	1,619
Employer contributions	106,928	35,735	5,753	6,042
Participant contributions			933	830
Benefits paid	(28,587)	(26,932)	(4,977)	(7,078)
Premiums paid			(109)	(121)
Plan settlements/curtailments		(272)	(4,471)	(595)
Currency exchange rate changes			(7,881)	(7,670)
Fair Value of Plan Assets at End of Year	$437,481	$314,216	$179,928	$169,464
(Deficit) of plan assets versus benefit obligations at end of year	$(154,467)	$(274,830)	$(15,956)	$(17,600)
Net Amount Recognized	$(154,467)	$(274,830)	$(15,956)	$(17,600)
Accumulated Benefit Obligation	$489,918	$483,944	$183,038	$175,394

The fair value of the assets held by our pension plans has increased at May 31, 2017 since our previous measurement date at May 31, 2016, due primarily to gains in the stock market and our plan contributions. Plan liabilities have increased slightly due to a decrease in interest rates. We have decreased our recorded liability for the net underfunded status of our pension plans.  Additionally, the assumptions to value lump sums were updated to incorporate future expectations of the IRS mortality and interest rates. Due to slightly lower discount rates, increased asset values and a change in estimate for lump sum valuations, we expect pension expense in fiscal 2018 to be below our fiscal 2017 expense level by approximately $8.0 million. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2017 and 2016 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Noncurrent assets	$-	$-	$998	$4,297
Current liabilities	(7)	(15)	(512)	(468)
Noncurrent liabilities	(154,460)	(274,815)	(16,442)	(21,429)
Net Amount Recognized	$(154,467)	$(274,830)	$(15,956)	$(17,600)

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2017		2016
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$591,948	$437,481	$589,046	$314,216
Plans with accumulated benefit obligations in excess of plan assets	489,918	437,481	483,944	314,216
Plans with assets in excess of projected benefit obligations	-	-	-	-
Plans with assets in excess of accumulated benefit obligations	-	-	-	-

	Non-U.S. Plans
	2017		2016
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$147,560	$130,605	$141,627	$119,730
Plans with accumulated benefit obligations in excess of plan assets	44,797	31,653	46,464	31,868
Plans with assets in excess of projected benefit obligations	48,324	49,323	45,437	49,734
Plans with assets in excess of accumulated benefit obligations	138,241	148,275	128,930	137,596

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Net actuarial loss	$(205,942)	$(271,456)	$(41,000)	$(43,272)
Prior service (costs) credits	(252)	(469)	185	9
Total recognized in accumulated other comprehensive income not affecting retained earnings	$(206,194)	$(271,925)	$(40,815)	$(43,263)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2017	2016	2017	2016
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$(196)	$(349)
Net loss (gain) arising during the year	(43,353)	75,474	2,515	7,731
Effect of exchange rates on amounts included in AOCI			(1,736)	(1,953)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(217)	(234)	24	(7)
Amortization or settlement recognition of net (loss)	(22,160)	(16,846)	(3,054)	(1,823)
Total recognized in other comprehensive loss (income)	$(65,730)	$58,394	$(2,447)	$3,599

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2017 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2018:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(14,325)	$(1,675)
Prior service (cost) credit	$(117)	$25

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return.  Actual experience is used to develop the assumption for compensation increases.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2017	2016	2017	2016
Discount rate	3.81%	3.85%	2.79%	3.13%
Rate of compensation increase	3.80%	3.80%	3.00%	2.81%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2017	2016	2015	2017	2016	2015
Discount rate	3.85%	4.25%	4.30%	3.13%	3.26%	3.82%
Expected return on plan assets	7.89%	7.90%	8.25%	4.50%	4.49%	5.18%
Rate of compensation increase	3.80%	3.80%	3.81%	2.81%	2.81%	3.30%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2017	2017	2016
Equity securities	55%	$295.2	$234.7
Fixed income securities	25%	82.4	72.1
Cash (1)		59.7	7.1
Other	20%	0.2	0.3
Total assets	100%	$437.5	$314.2

	Non-U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2017	2017	2016
Equity securities	40%	$83.8	$71.7
Fixed income securities	41%	65.9	67.4
Cash
Property and other	19%	30.2	30.4
Total assets	100%	$179.9	$169.5

(1)

The cash position at May 31, 2017 results from our acceleration of the planned fiscal 2018 contribution, which was deposited into the RPM International Inc. Retirement Plan during May 2017.  The cash will be invested at various points in time during fiscal 2018.

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2017 and 2016:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
U.S. Treasury and other government	$-	$7,923	$-	$7,923
State and municipal bonds		628		628
Foreign bonds		1,623		1,623
Mortgage-backed securities		20,211		20,211
Corporate bonds		17,976		17,976
Stocks - large cap	20,999			20,999
Stocks - mid cap	8,128			8,128
Stocks - small cap	16,423			16,423
Stocks - international	2,639			2,639
Mutual funds - equity		247,037		247,037
Mutual funds - fixed		34,014		34,014
Cash and cash equivalents	59,674			59,674
Limited partnerships			206	206
Total	$107,863	$329,412	$206	$437,481

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Pooled equities	$-	$82,626	$-	$82,626
Pooled fixed income		65,649		65,649
Foreign bonds		252		252
Insurance contracts			30,181	30,181
Mutual funds		1,181		1,181
Cash and cash equivalents	39			39
Total	$39	$149,708	$30,181	$179,928

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
U.S. Treasury and other government	$-	$9,533	$-	$9,533
State and municipal bonds		532		532
Foreign bonds		1,095		1,095
Mortgage-backed securities		12,289		12,289
Corporate bonds		21,035		21,035
Stocks - large cap	28,686			28,686
Stocks - mid cap	12,350			12,350
Stocks - small cap	24,361			24,361
Stocks - international	3,538			3,538
Mutual funds - equity		165,784		165,784
Mutual funds - fixed		27,611		27,611
Cash and cash equivalents	7,108			7,108
Limited partnerships			294	294
Total	$76,043	$237,879	$294	$314,216

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Pooled equities	$-	$70,452	$-	$70,452
Pooled fixed income		67,144		67,144
Foreign bonds		231		231
Insurance contracts			30,379	30,379
Mutual funds		1,214		1,214
Cash and cash equivalents	44			44
Total	$44	$139,041	$30,379	$169,464

The following table includes the activity that occurred during the years ended May 31, 2017 and 2016 for our Level 3 assets:

		Actual Return on Plan Assets For:
	Balance at	Assets Still Held	Assets Sold	Purchases, Sales and	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	End of Period
Year ended May 31, 2017	$30,673	1,096	-	(1,382)	$30,387
Year ended May 31, 2016	31,669	191	9	(1,196)	30,673

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations.

The goals of the investment strategy for pension assets include: The total return of the funds shall, over an extended period of time, surpass an index composed of the MSCI World Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash), weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the MSCI World Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $17.4 million, $16.3 million and $14.9 million for the years ending May 31, 2017, 2016 and 2015, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $49.9 in 2018, $51.6 in 2019, $55.7 in 2020, $53.6 million in 2021 and $55.7 in 2022. In the five years thereafter (2023-2027) we expect to pay $293.1 million.